SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Current assets	$ 6,110	$ 2,479
Non-current assets	115,406	80,435
Assets held for sale	1,004	1,433
Current liabilities	10,143	10,513
Non-current liabilities	65,474	37,394
Liabilities associated with assets held for sale	163	1,316
Equity attributable to interests of others in operating subsidiaries and properties	18,456	12,938
Equity attributable to Unitholders	28,284	22,186
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	13,273	8,190
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	13,273	8,190
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Current assets	52	93
Non-current assets	11,748	13,310
Assets held for sale	0	0
Current liabilities	2,806	544
Non-current liabilities	3,053	4,695
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	5,941	8,164
Brookfield Office Properties Inc. (“BPO”)
Disclosure of information about consolidated structured entities [line items]
Current assets	596	91
Non-current assets	0	21,234
Assets held for sale	0	0
Current liabilities	593	5,518
Non-current liabilities	0	1,726
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	2,284
Equity attributable to Unitholders	12,810	11,797
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Current assets	151
Non-current assets	20,359
Assets held for sale	0
Current liabilities	678
Non-current liabilities	4,738
Liabilities associated with assets held for sale	0
Equity attributable to interests of others in operating subsidiaries and properties	2,284
Equity attributable to Unitholders	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Current assets	0
Non-current assets	0
Assets held for sale	0
Current liabilities	0
Non-current liabilities	0
Liabilities associated with assets held for sale	0
Equity attributable to interests of others in operating subsidiaries and properties	0
Equity attributable to Unitholders	3
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Current assets	6,144	3,019
Non-current assets	30,277	28,194
Assets held for sale	0	0
Current liabilities	5,731	1,186
Non-current liabilities	2,406	7,841
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	28,284	22,186
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Current assets	330	24
Non-current assets	1,775	1,532
Assets held for sale	0	0
Current liabilities	1,834	845
Non-current liabilities	5	743
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	266	(32)
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Current assets	(1,163)	(748)
Non-current assets	37,974	7,975
Assets held for sale	1,004	1,433
Current liabilities	(1,499)	2,420
Non-current liabilities	55,272	22,389
Liabilities associated with assets held for sale	163	1,316
Equity attributable to interests of others in operating subsidiaries and properties	16,172	10,654
Equity attributable to Unitholders	$ (32,293)	$ (28,119)